BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2017
Amendments to IAS 12 [Member]
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Amendments to IAS 12
Description of nature of impending change in accounting policy	Recognition of Deferred Tax Assets for Unrealized Losses
Date by which application of new IFRS is required	Jan. 01, 2017
Amendments to IAS 7 [Member]
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Amendments to IAS 7
Description of nature of impending change in accounting policy	Disclosure Initiative
Date by which application of new IFRS is required	Jan. 01, 2017
Amendments to IFRS 12 [Member]
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Amendments to IFRS 12
Description of nature of impending change in accounting policy	Annual improvements 2014-2016 cycle
Date by which application of new IFRS is required	Jan. 01, 2017
Forthcoming requirements [Member]
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Forthcoming requirements.
IFRS 9 [Member]
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	IFRS 9
Description of nature of impending change in accounting policy	Financial Instruments and associated amendments to various other standards
Date by which application of new IFRS is required	Jan. 01, 2018
IFRS 15 [Member]
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	IFRS 15
Description of nature of impending change in accounting policy	Revenue from contracts with customers
Date by which application of new IFRS is required	Jan. 01, 2018
IFRS 16 [Member]
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	IFRS 16
Description of nature of impending change in accounting policy	Leases
Date by which application of new IFRS is required	Jan. 01, 2019
Amendments to IFRS 2 [Member]
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Amendments to IFRS 2
Description of nature of impending change in accounting policy	Classification and Measurement of Share-based Payment Transactions
Date by which application of new IFRS is required	Jan. 01, 2018
Amendments to IFRS 4 [Member]
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Amendments to IFRS 4
Description of nature of impending change in accounting policy	Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts
Date by which application of new IFRS is required	Jan. 01, 2018
Annual improvements 2014-2016 cycle [Member]
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Annual improvements 2014-2016 cycle
Description of nature of impending change in accounting policy	Annual improvements 2014-2016 cycle
Date by which application of new IFRS is required	Jan. 01, 2018
Amendments to IAS 40 [Member]
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Amendments to IAS 40
Description of nature of impending change in accounting policy	Transfers of Investment Property
Date by which application of new IFRS is required	Jan. 01, 2018
IFRIC 22 [Member]
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	IFRIC 22
Description of nature of impending change in accounting policy	Foreign Currency Transactions and Advance Consideration
Date by which application of new IFRS is required	Jan. 01, 2018
Amendments to IFRS 10 and IAS 28 [Member]
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	Amendments to IFRS 10 and IAS 28
Description of nature of impending change in accounting policy	Sale or contribution of assets between an investor and its associate or joint venture
IFRIC 23 [Member]
Disclosure of voluntary change in accounting policy [line items]
Title of new IFRS	IFRIC 23
Description of nature of impending change in accounting policy	Uncertainty over Income Tax Treatments
Date by which application of new IFRS is required	Jan. 01, 2018